Long-term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 26, 2014	May 13, 2014	Dec. 31, 2014
December 31, 2013	$ 4,085,250	$ 4,085,250	$ 4,085,250
New Loans			2,250,000
Repayments			(1,862,250)
December 31, 2014			4,473,000
Senior Unsecured Notes
Loan agreement date			Apr. 14, 2011
Original Amount			500,000
December 31, 2013	500,000	500,000	500,000
New Loans			0
Repayments	(462,300)	(37,700)	(500,000)
December 31, 2014			0
Drill Rigs Senior Notes
Loan agreement date			Sep. 20, 2012
Original Amount			800,000
December 31, 2013	800,000	800,000	800,000
New Loans			0
Repayments			0
December 31, 2014			800,000
7.25% Senior Unsecured Notes
Loan agreement date			Mar. 26, 2014
Original Amount			500,000
December 31, 2013	0	0	0
New Loans			500,000
Repayments			0
December 31, 2014			500,000
New Term Loan B Facility
Loan agreement date			Jul. 25, 2014
Original Amount			1,300,000
December 31, 2013	0	0	0
New Loans			1,300,000
Repayments			(3,250)
December 31, 2014			1,296,750
Term Loan B Facility
Loan agreement date			Jul. 12, 2013
Original Amount			1,900,000
December 31, 2013	1,895,250	1,895,250	1,895,250
New Loans			0
Repayments			(19,000)
December 31, 2014			1,876,250
Secured Credit Facility
Loan agreement date			Feb. 28, 2013
Original Amount			1,350,000
December 31, 2013	890,000	890,000	890,000
New Loans			450,000
Repayments			(1,340,000)
December 31, 2014			$ 0